Income Taxes - Tax Carryforward (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Tax Credit Carryforward [Line Items]
Total income tax carryforwards recognized as at December 31	$ 2,678
Canadian
Tax Credit Carryforward [Line Items]
Tax carryforward, gross	448
Unrecognized	(15)
Total income tax carryforwards recognized as at December 31	433
Foreign
Tax Credit Carryforward [Line Items]
Federal and state net operating loss	2,130
Tax carryforward, gross	2,245
Capital loss | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	59
Non-capital loss | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	387
Other tax credits | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	2
Other tax credits | Foreign
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 115